SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Basis of Accounting
The unaudited condensed consolidated financial statements (“financial statements”) and notes thereto, including all prior periods presented, have been prepared under accounting principles generally accepted in the United States of America (“GAAP”). The financial statements are prepared on a going concern basis and have been presented in U.S. dollars (“USD”) rounded to the nearest million unless otherwise indicated. The financial statements should be read in conjunction with the December 31, 2024 audited consolidated financial statements of the Company and accompanying notes and financial statement schedules included on the Form 20-F, filed with the SEC on March 27, 2025. The results of operations for the three and six months ended June 30, 2025 are not necessarily indicative of the results for any subsequent period or the entire fiscal year ending December 31, 2025. These financial statements reflect all adjustments (consisting of normal recurring adjustments) which are, in the opinion of management, necessary for a fair statement of results for the interim periods presented in accordance with GAAP.
The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Included among the material (or potentially material) reported amounts and disclosures that require use of estimates are fair value of certain financial assets, derivatives, allowances for credit losses, deferred policy acquisition costs (“DAC”), value of business acquired (“VOBA”), reinsurance funds withheld, goodwill and other intangibles, market risk benefits (“MRB”), future policy benefits (“FPB”), policyholders’ account balances (“PAB”) including the fair value of embedded derivatives, policy and contract claims, income taxes including the recoverability of deferred tax assets, and the potential effects of resolving litigated matters. Such estimates and assumptions are subject to inherent uncertainties, which may result in actual amounts differing from reported amounts.
Basis of Consolidation
These financial statements include the accounts of the Company and its consolidated subsidiaries, which are legal entities where the Company has a controlling financial interest either by holding a majority voting interest or as the primary beneficiary of the variable interest entity (“VIE”). All intra-group transactions, balances, income and expenses are eliminated in full on consolidation.
The consolidation assessment depends on the specific facts and circumstances for each entity and requires judgment. Refer to Note 2 of the Company’s December 31, 2024 audited consolidated financial statements for a further description of the Company’s accounting policies regarding consolidation.

Adoption of New Accounting Standards and Recently issued accounting pronouncements
Adoption of New Accounting Standards
In the current period, the Company did not adopt any Accounting Standard Update (“ASU”) issued by the Financial Accounting Standards Board (“FASB”) that were material in presentation or amount.
Recently issued accounting pronouncements
The Company continues to assess the impacts of the following ASUs issued but not yet adopted as of June 30, 2025 on the financial statements. ASUs not listed below were assessed and determined to be either not applicable or insignificant in presentation or amount.
ASU 2023-09 – On December 14, 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments in this ASU aim to enhance the transparency and decision-usefulness of income tax disclosures, particularly in the rate reconciliation table and disclosures about income taxes paid. Among other things, it requires, on an annual basis, the disclosure of the following: (i) specific categories in the rate reconciliation; (ii) additional information for reconciling items that meet a quantitative threshold; (iii) the amount of income taxes paid disaggregated by federal, state, and foreign taxes; and (iv) the amount of income taxes paid disaggregated by individual jurisdictions in which income taxes paid is equal to or greater than 5 percent of total income taxes paid. This ASU will be effective for annual reporting periods beginning after December 15, 2024 to be applied prospectively with an option for retrospective application, with early adoption permitted. We do not expect the adoption of this ASU to have a material impact on our financial statements.
ASU 2024-03 – On November 4, 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. The amendments in this ASU require public business entities to disclose additional information about specific expense categories in the notes to financial statements at interim and annual reporting periods. This ASU will be effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027, to be applied on either a retrospective or prospective basis subject to certain exceptions, with early adoption permitted. We are currently evaluating the impact of this ASU on our financial statements. However, as they apply to disclosure requirements, the adoption of this ASU is not anticipated to have a material impact on our profitability, financial position or cash flows.